FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES	12 Months Ended
Dec. 31, 2025
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Abstract]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES	FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES
The functional currency of LATAM Airlines Group S.A. is the US dollar, LATAM has subsidiaries whose functional currency is different to the US dollar, such as the chilean peso, argentine peso, colombian peso, brazilian real and guaraní.

The functional currency is defined as the currency of the primary economic environment in which an entity operates. For each entity and all other currencies are defined as a foreign currency.

Considering the above, the balances by currency mentioned in this note correspond to the sum of foreign currency of each of the entities that are part of the LATAM Airlines Group S.A. and Subsidiaries.

Following are the current exchange rates for the US dollar, on the dates indicated:

	As of December 31,	As of December 31,	As of December 31,
	2025	2024	2023

Argentine peso	1,454.92	1,030.50	807.98
Brazilian real	5.50	6.18	4.85
Chilean peso	907.13	996.46	877.12
Colombian peso	3,772.05	4,403.50	3,872.49
Euro	0.85	0.96	0.90
Australian dollar	1.50	1.61	1.46
Boliviano	6.86	6.86	6.86
Mexican peso	17.95	20.54	16.91
New Zealand dollar	1.72	1.77	1.58
Peruvian Sol	3.36	3.80	3.70
Paraguayan Guarani	6,560.0	7,815.0	7,270.60
Uruguayan peso	38.95	43.80	38.81
Foreign currency
The foreign currency detail of balances of monetary items in current and non-current assets is as follows:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Current assets

Cash and cash equivalents	832,594	630,133
Argentine peso	2,692	4,184
Brazilian real	42,258	4,529
Chilean peso	206,013	17,440
Colombian peso	22,937	12,156
Euro	20,350	15,721
U.S. dollar	485,614	532,670
Other currency	52,730	43,433

Other financial assets, current	8,083	7,768
Chilean peso	2,026	2,130
U.S. dollar	5,413	5,086
Other currency	644	552

Other non - financial assets, current	88,031	58,675
Argentine peso	—	—
Brazilian real	—	—
Chilean peso	68,643	29,968
Colombian peso	—	—
Euro	2,775	4,105
U.S. dollar	2,356	2,542
Peruvian sun	6,158	7,845
Other currency	8,099	14,215

Trade and other accounts receivable, current	212,571	214,599
Argentine peso	6,885	8,729
Brazilian real	3,012	198
Chilean peso	93,341	64,915
Colombian peso	1,918	1,562
Euro	65,264	96,438
U.S. dollar	7,364	7,503
Other currency	34,787	35,254

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Current assets

Accounts receivable from related entities, current	7	24
Chilean peso	7	24

Tax current assets	29,297	13,121
Chilean peso	2,407	2,035
Colombian peso	11,974	7,020
Peruvian sun	12,966	1,909
Other currency	1,950	2,157

Total current assets	1,170,583	916,475
Argentine peso	9,577	12,913
Brazilian real	45,270	4,727
Chilean peso	372,437	116,512
Colombian peso	36,829	20,738
Euro	88,389	116,264
U.S. Dollar	500,747	547,801
Other currency	117,334	97,520

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Non-current assets

Other financial assets, non-current	13,211	13,627
Brazilian real	3,417	2,989
Chilean peso	775	876
Euro	4,581	4,579
U.S. dollar	1,182	2,315
Other currency	3,256	2,868

Other non - financial assets, non-current	8,791	5,127
Brazilian real	6,771	5,058
Other currency	2,020	69

Accounts receivable, non-current	5,543	4,126
Chilean peso	5,543	4,126

Deferred tax assets	57	5,147
Colombian peso	—	5,112
Other currency	57	35

Total non-current assets	27,602	28,027
Brazilian real	10,188	8,047
Chilean peso	6,318	5,002
Colombian peso	—	5,112
Euro	4,581	4,579
U.S. dollar	1,182	2,315
Other currency	5,333	2,972
The foreign currency detail of balances of monetary items in current liabilities and non-current is as follows:

	Up to 90 days		91 days to 1 year
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities

Other financial liabilities, current	10,694	30,413	1,080	872
Chilean peso	4,552	1,621	974	747
Euro	3,712	26,191	14	6
U.S. dollar	2,162	2,131	—	—
Other currency	268	470	92	119

Trade and other accounts payables, current	837,459	817,925	9,010	8,639
Argentine peso	3,600	5,203	206	133
Brazilian real	1,429	13,237	649	765
Chilean peso	191,314	175,057	1,806	1,556
Euro	37,834	48,804	4	7
U.S. dollar	546,733	513,970	2,383	1,773
Peruvian sol	51,880	45,244	3,896	4,301
Mexican peso	2,735	1,890	—	—
Pound sterling	1,082	4,811	15	18
Uruguayan peso	612	1,253	4	5
Other currency	240	8,456	47	81

Accounts payable to related entities, current	5,482	7,520	—	—
U.S. dollar	5,482	7,520	—	—

Other provisions, current	6	10	8,427	14,161
Chilean peso	—	—	4	4
Other currency	6	10	8,423	14,157

	Up to 90 days		91 days to 1 year
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$
Current liabilities

Other non-financial liabilities, current	99,444	11,031	5,652	5,330
Argentine peso	802	1,286	176	478
Chilean peso	94,046	3,916	2,832	2,688
Colombian peso	1,536	1,122	1,513	1,187
U.S. dollar	1,756	3,185	663	758
Other currency	1,304	1,522	468	219

Total current liabilities	953,085	866,899	24,169	29,002
Argentine peso	4,402	6,489	382	611
Brazilian real	1,429	13,237	649	765
Chilean peso	289,912	180,594	5,616	4,995
Colombian peso	1,536	1,122	1,513	1,187
Euro	41,546	74,995	18	13
U.S. dollar	556,133	526,806	3,046	2,531
Other currency	58,127	63,656	12,945	18,900

	More than 1 to 3 years		More than 3 to 5 years		More than 5 years
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Non-current liabilities
Other financial liabilities, non-current	165,530	90,248	5,701	2,791	165,699	167,538
Chilean peso	39,139	33,318	5,654	2,749	164,600	166,495
Euro	115,122	43,861	47	42	1,099	1,043
U.S. dollar	10,122	12,217	—	—	—	—
Other currency	1,147	852	—	—	—	—

Accounts payable, non-current	23,144	22,407	—	—	—	—
Chilean peso	19,744	16,477	—	—	—	—
U.S. dollar	1,266	4,397	—	—	—	—
Other currency	2,134	1,533	—	—	—	—

Other provisions, non-current	59,075	44,993	—	—	—	—
Argentine peso	2,344	2,685	—	—	—	—
Brazilian real	50,948	37,227	—	—	—	—
Chilean peso	2,604	1,996	—	—	—	—
Colombian peso	135	330	—	—	—	—
Euro	3,001	2,653	—	—	—	—
U.S. dollar	43	102	—	—	—	—

Provisions for employees benefits, non-current	111,808	89,950	—	—	—	—
Chilean peso	107,187	82,804	—	—	—	—
U.S. dollar	4,621	7,146	—	—	—	—

Total non-current liabilities	359,557	247,598	5,701	2,791	165,699	167,538
Argentine peso	2,344	2,685	—	—	—	—
Brazilian real	50,948	37,227	—	—	—	—
Chilean peso	168,674	134,595	5,654	2,749	164,600	166,495
Colombian peso	135	330	—	—	—	—
Euro	118,123	46,514	47	42	1,099	1,043
U.S. dollar	16,052	23,862	—	—	—	—
Other currency	3,281	2,385	—	—	—	—

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
General summary of foreign currency:

Total assets	1,198,185	944,502
Argentine peso	9,577	12,913
Brazilian real	55,458	12,774
Chilean peso	378,755	121,514
Colombian peso	36,829	25,850
Euro	92,970	120,843
U.S. dollar	501,929	550,116
Other currency	122,667	100,492

Total liabilities	1,508,211	1,313,828
Argentine peso	7,128	9,785
Brazilian real	53,026	51,229
Chilean peso	634,456	489,428
Colombian peso	3,184	2,639
Euro	160,833	122,607
U.S. dollar	575,231	553,199
Other currency	74,353	84,941

Net position
Argentine peso	2,449	3,128
Brazilian real	2,432	(38,455)
Chilean peso	(255,701)	(367,914)
Colombian peso	33,645	23,211
Euro	(67,863)	(1,764)
U.S. dollar	(73,302)	(3,083)
Other currency	48,314	15,551